Risk management - Schedule of Financial Instruments Outstanding (Detail) - Nov 2020 - Mar 2021 - AECO Swaps [Member]	9 Months Ended
Sep. 30, 2020 $ / Mcf Mcf / d
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf / d	23,700
Financial instruments, remaining term, description	Nov 2020 - Mar 2021
Financial instruments, benchmark pricing per unit | $ / Mcf	2.94